Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common shares	Preferred shares	Issued capital Common shares	Issued capital Preferred shares	Contributed surplus	Deficit	Deficit Common shares	Deficit Preferred shares	Accumulated other comprehensive income [1]	Attributable to shareholders	Attributable to shareholders Common shares	Attributable to shareholders Preferred shares	Attributable to non-controlling interests
Balance, beginning of year at Dec. 31, 2019	$ 4,062			$ 2,978	$ 942	$ 42	$ (1,455)			$ 454	$ 2,961			$ 1,101
Changes in equity [abstract]
Net earnings (loss)	(253)						(287)				(287)			34
Other comprehensive loss
Net losses on derivatives designated as cash flow hedges, net of tax	(91)									(91)	(91)
Net actuarial losses on defined benefits plans, net of tax	(11)									(11)	(11)
Intercompany FVOCI investments	0									(50)	(50)			50
Total comprehensive earnings (loss)	(355)						(287)			(152)	(439)			84
Dividends	(49)	$ (58)	$ (49)					$ (58)	$ (49)			$ (58)	$ (49)
Changes in non-controlling interests in TransAlta Renewables (Note 13)	20						5				5			15
Shares purchased under NCIB	(61)			(79)			18				(61)
Effect of share-based payment plans (Note 30)	(7)			(3)		(4)					(7)
Distributions paid, and payable, to non-controlling interests	(116)													(116)
Balance, end of year at Dec. 31, 2020	3,436			2,896	942	38	(1,826)			302	2,352			1,084
Changes in equity [abstract]
Net earnings (loss)	(425)						(537)				(537)			112
Other comprehensive loss
Net losses on translating net assets of foreign operations, net of hedges and of tax	(14)									(14)	(14)
Net losses on derivatives designated as cash flow hedges, net of tax	(208)									(208)	(208)			0
Net actuarial losses on defined benefits plans, net of tax	37									37	37
Intercompany FVOCI investments	0										29			(29)
Total comprehensive earnings (loss)	(610)						(537)			(156)	(693)			83
Dividends	(39)	$ (51)	$ (39)					$ (51)	$ (39)			$ (51)	$ (39)
Effect of share-based payment plans (Note 30)	13			5		8					13
Distributions paid, and payable, to non-controlling interests	(156)													(156)
Balance, end of year at Dec. 31, 2021	$ 2,593			$ 2,901	$ 942	$ 46	$ (2,453)			$ 146	$ 1,582			$ 1,011

[1]	Refer to Note 29 for details on components of, and changes in, accumulated other comprehensive earnings (loss).